Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation
18. Share-based Compensation

On April 11, 2014, HC2’s Board of Directors adopted the HC2 Holdings, Inc. Omnibus Equity Award Plan (the "2014 Plan"), which was originally approved at the annual meeting of stockholders held on June 12, 2014. On April 21, 2017, the Board of Directors, subject to stockholder approval, adopted the Amended and Restated 2014 Omnibus Equity Award Plan (the "Restated 2014 Plan"). The Restated 2014 Plan was approved by HC2's stockholders at the annual meeting of stockholders held on June 14, 2017. Subject to adjustment as provided in the Restated 2014 Plan, the Restated 2014 Plan authorizes the issuance of 3,500,000 shares of common stock of HC2, plus any shares that again become available for awards under the 2014 Plan, plus any shares that again become available for awards under the Restated 2014 Plan.

On April 20, 2018, the Board of Directors, subject to stockholder approval, adopted the Second Amended and Restated 2014 Omnibus Equity Award Plan (the "Second A&R 2014 Plan"). The Second A&R 2014 Plan was approved by HC2's stockholders at the annual meeting of stockholders held on June 13, 2018. Subject to adjustment as provided in the Second A&R 2014 Plan, the Second A&R 2014 Plan authorizes the issuance of up to 3,500,000 shares of common stock of HC2 plus any shares that again become available for awards under the 2014 Plan or the Amended 2014 Plan.

The Second A&R 2014 Plan provides that no further awards will be granted pursuant to the Amended 2014 Plan. However, awards previously granted under either the 2014 Plan or the Amended 2014 Plan will continue to be subject to and governed by the terms of the 2014 Plan and Amended 2014 Plan, respectively.  The Compensation Committee of HC2's Board of Directors administers the 2014 Plan, the Amended 2014 Plan and the Second A&R 2014 Plan and has broad authority to administer, construe and interpret the plans.

The Second A&R 2014 Plan provides for the grant of awards of non-qualified stock options, incentive (qualified) stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stock based awards, performance compensation awards (including cash bonus awards) or any combination of the foregoing. The Company typically issues new shares of common stock upon the exercise of stock options, as opposed to using treasury shares.

The Company follows guidance which addresses the accounting for share-based payment transactions whereby an entity receives employee services in exchange for either equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise’s equity instruments or that may be settled by the issuance of such equity instruments. The guidance generally requires that such transactions be accounted for using a fair-value based method and share-based compensation expense be recorded, based on the grant date fair value, estimated in accordance with the guidance, for all new and unvested stock awards that are ultimately expected to vest as the requisite service is rendered.

The Company granted zero and 662,769 options during the year ended December 31, 2019 and 2018, respectively. For the year ended December 31, 2018, the weighted average fair value at date of grant for options granted was $2.91 per option. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions shown as a weighted average for the year:

Years Ended December 31,
	2019	2018
Expected option life (in years)	—	0.88 - 5.84
Risk-free interest rate	—%	2.24 - 2.85%
Expected volatility	—%	47.51 - 47.89%
Dividend yield	—%	—%

Total share-based compensation expense recognized by the Company and its subsidiaries under all equity compensation arrangements was $6.3 million and $7.1 million for the years ended December 31, 2019 and 2018, respectively.

All grants are time based and vest either immediately or over a period established at grant. The Company recognizes compensation expense for equity awards, reduced by actual forfeitures, using the straight-line basis.
Restricted Stock

A summary of HC2’s restricted stock activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested - December 31, 2017	1,588,406	$5.36
Granted	2,073,612	$6.21
Vested	(467,889)	$5.33
Forfeited	(162,660)	$5.70
Unvested - December 31, 2018	3,031,469	$5.93
Granted	542,450	$2.57
Vested	(1,349,531)	$5.92
Forfeited	(10,613)	$2.91
Unvested - December 31, 2019	2,213,775	$5.12

At December 31, 2019, the total unrecognized stock-based compensation expense related to unvested restricted stock was $5.4 million. The unrecognized compensation cost is expected to be recognized over the remaining weighted average period of 1.3 years.

Stock Options

A summary of HC2’s stock option activity is as follows:

	Shares	Weighted Average Exercise Price
Outstanding - December 31, 2017	6,989,856	$6.57
Granted	662,769	$5.45
Exercised	(274,037)	$4.37
Forfeited	(60,293)	$5.50
Expired	(157,434)	$9.00
Outstanding - December 31, 2018	7,160,861	$6.51
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	(93,269)	$5.47
Outstanding - December 31, 2019	7,067,592	6.52

Eligible for exercise	6,613,099	$6.59

At December 31, 2019, the intrinsic value and average remaining life of the Company's outstanding options were zero and approximately 5.25 years, and intrinsic value and average remaining life of the Company's exercisable options were zero and approximately 5.1 years.

At December 31, 2019, total unrecognized stock-based compensation expense related to unvested stock options was $0.7 million. The unrecognized compensation cost is expected to be recognized over the remaining weighted average period of 1.16 years. There are 454,493 unvested stock options expected to vest, with a weighted average remaining life of 7.05 years, a weighted average exercise price of $5.46, and an intrinsic value of zero.